Leases - Operating leases (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Leases
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Liabilities
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Liabilities, Current
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]	Liabilities, Noncurrent
Operating lease right-of-use assets, net	¥ 15,363
Operating lease liabilities - current	11,481
Operating lease liabilities - non-current	800
Total operating lease liabilities	¥ 12,281
Weighted average remaining lease term	1 year 15 days
Weighted average discount rate	4.75%
Operating lease expenses	¥ 21,959
Short-term lease expenses	759
Total lease expenses	22,718	¥ 24,518	¥ 11,004
Cash paid for amounts included in the measurement of lease liabilities:	20,146
Supplemental noncash information on lease liabilities arising from obtaining right-of- use assets	¥ 2,467
Minimum
Leases
Lease term	1 year
Maximum
Leases
Lease term	3 years